Fair Value - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Line Items]
Fair value reinsurement rate			100.00%
Quoted prices in active markets for identical assets (Level 1)
Fair Value Disclosures [Line Items]
Fair value measurement of investment			$ 26,000	$ 15,000
Predecessor
Fair Value Disclosures [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	$ 17,600	$ 33,000
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	$ 946	$ 10,200